PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Schedule of Provision

	Note	12.31.2024	Additions	Usages	Reversals	Interests	Translation adjustments	12.31.2025
Product warranties		78.9	56.6	(44.9)	(17.1)	—	—	73.5
Provision of third-party materials		44.4	9.0	—	—	—	—	53.4
Provision for contractual obligations		43.7	4.8	(1.6)	(1.0)	—	—	45.9
Provisions for labor, taxes and civil claims	23.1.1	41.1	11.3	(6.5)	(9.9)	5.4	5.1	46.5
Post retirement benefits	24.1	34.4	—	(1.9)	(1.3)	3.7	4.4	39.3
Taxes		28.8	7.3	(10.7)	(0.2)	—	3.9	29.1
Contractual Obligations to Customers		—	35.1	(0.2)	(0.4)	—	—	34.5
Others		22.6	44.0	(22.2)	(23.5)	0.1	1.6	22.6
		293.9	168.1	(88.0)	(53.4)	9.2	15.0	344.8
Current		90.2						127.6
Non-current		203.7						217.2
The amounts provisioned reflect the Company’s best estimate of the outflow of resources expected to be required to settle the obligation.

Schedule of Labor, Tax and Civil Provisions

		12.31.2025	12.31.2024
Tax related
PIS and COFINS	(i)	4.2	3.2
Social security contributions	(ii)	2.0	1.6
Import taxes	(iii)	0.7	0.6
IOF	(iv)	4.1	3.3
Others		1.6	1.6
		12.6	10.3
Labor related
Reintegration		14.4	12.5
Overtime		4.6	4.7
Hazard pay		0.9	1.4
Unhealthy conditions		4.2	4.0
Indemnity		2.4	2.6
Third parties		0.4	0.4
Others		0.3	0.2
Collective proceedings, public civil action and rescissory action		6.6	4.9
		33.8	30.7
Civil related
Indemnity		0.1	0.1
		0.1	0.1
		46.5	41.1
Current		10.3	8.5
Non-current		36.2	32.6
The following discloses certain tax issues administratively or judicially, the most relevant of which are:
(i) Compensation of Programa de Integração Social (Brazilian “PIS”) and Contribuição para o Financiamento da Seguridade Social (Brazilian “COFINS”) credits of different periods under the non-cumulative regime.
(ii) Withholding of 11% social contribution to the Instituto Nacional do Seguro Social (Brazilian “INSS”) to be applied on payments for hiring third parties.
(iii) Import tax resulting from differences regarding the tax classification of certain products.
(iv) Tax assessment to claim Imposto Sobre Operações Financeiras (Brazilian “IOF”) on loan remittances abroad.

Schedule of Contingent Liabilities
Contingent tax liabilities related to administrative and judicial proceedings whose probability of loss is considered possible are presented as follows:

		12.31.2025	12.31.2024
ISS	(i)	83.7	72.3
Social Security	(ii)	68.1	56.6
PIS e COFINS	(iii)	40.5	30.2
Others	(iv)	17.7	13.4
		210.0	172.5
The main amounts presented above, updated by SELIC rate, substantially correspond to:
(i)Judicial proceeding initiated by the Municipality of São José dos Campos to collect Services Tax (“ISS”) related to amounts allegedly due for the period from July 2010 to July 2015, which is pending a first‑instance decision.
(ii)Judicial proceeding seeking the recognition of the Company’s right to calculate the Social Security Contribution on Gross Revenue in accordance with Law No. 12,546/2011, for the period from July to December 2017.
(iii)Non-approved compensations requests, relating to various administrative processes at different stages.
(iv)ICMS-DIFAL (Brazilian VAT) and other charges.